Description of Business - Related Parties - Navios Europe II (Table) (Details)	6 Months Ended
	Jun. 30, 2015	Feb. 18, 2015
Navios Europe II
Related Party Transaction [Line Items]
Ownership percentage		47.50%
Percentage of voting stock held	50.00%
Navios Acquisition
Related Party Transaction [Line Items]
Ownership percentage	46.10%
Percentage of voting stock held	42.90%
Navios Acquisition | Navios Europe II
Related Party Transaction [Line Items]
Ownership percentage		47.50%
Percentage of voting stock held	50.00%
Navios Partners
Related Party Transaction [Line Items]
Ownership percentage	20.10%
Navios Partners | Navios Europe II
Related Party Transaction [Line Items]
Ownership percentage		5.00%
Percentage of voting stock held	0.00%